Contingent Liabilities, Commitments and Concessions (Shapir Development Levies and Claims) (Narrative) (Details) - 1 months ended Dec. 31, 2019 ₪ in Millions, $ in Millions	USD ($)	ILS (₪)	ILS (₪)
Contract with OPC Tzomet and the Local Council of Shapir [Member]
Disclosure of contingent liabilities in business combination [line items]
Initial calculation of development levies | $	$ 8.0
Contract with OPC Tzomet and the Local Council of Shapir [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Initial calculation of development levies | ₪		₪ 28.0
OPC Tzomet [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount paid in first stage for issuance of buliding permit | $	4.0
Corporate guarantees | $	4.0
Amount of charge notification in respect of calculation of Levies | $	$ 10.0
OPC Tzomet [Member] | NIS [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount paid in first stage for issuance of buliding permit | ₪		13.0
Corporate guarantees | ₪			₪ 15.0
Amount of charge notification in respect of calculation of Levies | ₪		₪ 36.0